UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23080

                         THE COMMUNITY DEVELOPMENT FUND
               (Exact name of registrant as specified in charter)
                                    ________

                            6255 Chapman Field Drive
                              Miami, Florida 33156
               (Address of principal executive offices) (Zip code)

                            Kenneth H. Thomas. Ph.D.
                    Community Development Fund Advisors, LLC
                            6255 Chapman Field Drive
                              Miami, Florida 33156
                    (Name and address of agent for service)

                                    Copy To:
                            John J. O'Brien, Esquire
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-844-445-4405

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2017

                    DATE OF REPORTING PERIOD: MARCH 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

The Community Development Fund                        March 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          Face          Market
Description                                              Amount         Value
-----------                                              ------         ------

U. S. GOVERNMENT & AGENCY OBLIGATIONS - 95.0%
FGLMC Single Family - 9.5%

   Pool Q41874, 3.00%, 07/01/2046                     $2,054,137      $2,039,014
   Pool WA3207, 3.60%, 04/01/2030                      1,350,000       1,414,283
                                                                      ----------
                                                                       3,453,297
                                                                      ----------
FNMA Other - 4.3%

   Pool AM5986, 3.44%, 06/01/2026                      1,100,000       1,137,142
   Pool 469683, 3.54%, 11/01/2021                        411,089         431,579
                                                                      ----------
                                                                       1,568,721
                                                                      ----------

FNMA Single Family - 63.1%

   Pool AS7484, 3.00%, 06/01/2046                      1,000,681         994,510
   Pool BC0962, 3.00%, 06/01/2046                      2,015,490       1,999,241
   Pool AS7476, 3.00%, 07/01/2046                      1,060,479       1,051,929
   Pool AS7647, 3.00%, 07/01/2046                      1,028,966       1,020,669
   Pool AS7653, 3.00%, 07/01/2046                      1,597,953       1,587,051
   Pool AS8262, 3.00%, 10/01/2046                      1,029,489       1,021,189
   Pool BC4723, 3.00%, 10/01/2046                      1,930,719       1,915,152
   Pool AS8465, 3.00%, 12/01/2046                      1,007,793         999,667
   Pool AS8734, 3.50%, 01/01/2047                      1,092,386       1,118,813
   Pool AS8771, 3.50%, 02/01/2047                      1,036,386       1,064,431
   Pool AS9369, 3.50%, 03/01/2047                      1,035,654       1,063,682
   Pool AS9360, 3.50%, 04/01/2047                      1,891,179       1,935,612
   Pool TBA, 4.00%, 04/01/2039                         4,365,000       4,578,476
   Pool 467997, 4.52%, 04/01/2020                      1,170,809       1,236,421
   Pool 467998, 4.52%, 06/01/2020                      1,267,294       1,344,397
                                                                      ----------
                                                                      22,931,240
                                                                      ----------
GNMA Single Family - 18.1%
   Pool G2 AT5238, 3.00%, 06/20/2046                   1,044,833       1,054,948
   Pool G2 AU1724, 3.00%, 06/20/2046                   1,072,743       1,083,269
   Pool G2 AU1835, 3.00%, 08/20/2046                     988,576         998,146
   Pool G2 AS5883, 3.50%, 06/20/2046                   1,598,967       1,659,792
   Pool G2 AU1762, 3.50%, 07/20/2046                   1,699,970       1,764,636
                                                                      ----------
                                                                       6,560,791
                                                                      ----------
TOTAL U. S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $35,336,587)                                                    34,514,049
                                                                      ----------

The Community Development Fund                        March 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MUNICIPAL BONDS - 3.2%
Massachusetts - 0.7%

Massachusetts State, Housing Finance Agency, RB
   2.60%, 12/01/2039 (A)                                 240,000         240,574
                                                                      ----------
New York - 2.5%
   New York City, Housing Development, RB
   2.20%, 05/01/2020                                     750,000         750,224
   2.35%, 11/01/2020                                     175,000         175,060
                                                                      ----------
                                                                         925,284
                                                                      ----------
TOTAL MUNICIPAL BONDS
(COST $1,165,000)                                                      1,165,858
                                                                      ----------
U.S. TREASURY OBLIGATION - 13.2%
   United States Treasury Bill
   0.70%, 05/11/2017 (B)*                              4,800,000       4,796,357
                                                                      ----------
TOTAL U. S. TREASURY OBLIGATION
(COST $4,796,296)                                                      4,796,357
                                                                      ----------

                                                                        Market
Description                                              Shares         Value
-----------                                              ------         ------

SHORT-TERM INVESTMENT - 12.0%
Money Market Fund - 12.0%
   Fidelity Institutional Government Portfolio,
   Class I, 0.57% +(C)                                 4,364,870      $4,364,870
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $4,364,870)                                                      4,364,870
                                                                     -----------
TOTAL INVESTMENTS (COST $45,662,753) - 123.5%++                       44,841,134
                                                                     ===========
OTHER ASSETS AND LIABILITIES - (23.5)%                               (8,518,328)
                                                                     -----------
NET ASSETS - 100.0%                                                   36,322,806
                                                                     ===========

A list of the open futures contracts held by the Fund at March 31, 2017, is as follows:

                                                                  Unrealized
Type of                            Number of     Expiration      Depreciation
Contract                           Contracts        Date         ($ Thousands)
--------------------------------------------------------------------------------
U.S. 5-Year Treasury Note            (25)         Jun-2017           $  (8)
Ultra 10-Year U.S. Treasury Bond     (13)         Jun-2017             (10)
                                                                     -----------
                                                                     $ (18)
                                                                     ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $36,322,806

++ AT MARCH 31, 2017, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $45,662,753, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,004 AND $(825,623), RESPECTIVELY.

+    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2017.

* ZERO COUPON SECURITY - RATE SHOWN IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.

(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF MARCH 31, 2017.

(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

(C) SECURITY, OR A PORTION THEREOF, HAS BEEN PLEDGED AS COLLATERAL ON TO BE ANNOUNCED SECURITIES.

FGLMC -- FEDERAL GOVERNMENT LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
RB -- REVENUE BOND
TBA -- TO BE ANNOUNCED

The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments and other financial instruments are measured at March 31, 2017.

The Community Development Fund                        March 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Investments in Securities                         Level 1        Level 2        Level 3        Total
----------------------------------------------------------------------------------------------------------
  U. S. Government & Agency Obligations      $          -     $ 34,514,049      $     -     $ 34,514,049
  Municipal Bonds                                       -        1,165,858            -        1,165,858
  U. S. Treasury Obligation                             -        4,796,357            -        4,796,357
  Short-Term Investment                         4,364,870                -            -        4,364,870
                                             -------------------------------------------------------------
Total Investments in Securities              $  4,364,870     $ 40,476,264      $     -     $ 44,841,134
                                             =============================================================

----------------------------------------------------------------------------------------------------------
Other Financial Instruments                       Level 1        Level 2        Level 3        Total
----------------------------------------------------------------------------------------------------------
  Futures Contracts+
    Unrealized Depreciation                  $        (18)    $          -      $     -     $        (18)
                                             -------------------------------------------------------------
Total Other Financial Instruments            $        (18)    $          -      $     -     $        (18)
                                             =============================================================

+ Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended March 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

Item 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Community Development Fund

By (Signature and Title)                     /s/ Kenneth H. Thomas
                                             -----------------------------------
                                             Kenneth H. Thomas, Ph.D., President
Date: May 30, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Kenneth H. Thomas
                                             -----------------------------------
                                             Kenneth H. Thomas, Ph.D., President

Date: May 30, 2017

By (Signature and Title)                     /s/ Eric Kleinschmidt
                                             -----------------------------------
                                             Eric Kleinschmidt, Treasurer & CFO

Date: May 30, 2017